Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000
Previously Paid Amount	0.00
Total Fee Amount	21.75
Total Offset Amount	0.00
Net Fee	21.75
Narrative - Max Aggregate Offering Price	$ 250,000
Final Prospectus	true